UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21193)

First American Minnesota Municipal Income Fund II, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 11/30/12

Schedule of Investments	November 30, 2012 (unaudited)

Minnesota Municipal Income Fund II (MXN)

Item 1. Schedule of Investments.

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 161.8%
Economic Development Revenue — 3.2%
Minneapolis Development, Limited Tax Supported Common Bond, Series 2007-2A (AMT), 5.13%, 6/1/22	$500,000	$540,935
Moorhead, American Crystal Sugar Company, Recovery Zone Facility, Series 2010, 5.65%, 6/1/27	200,000	227,030

		767,965

Education Revenue — 27.3%
Anoka County, Charter School Lease, Series A, 5.00%, 6/1/43 «	100,000	102,278
Baytown Township, St. Croix Preparatory Academy Project, Series 2008-A, 7.00%, 8/1/38	350,000	375,833
Higher Education Facilities, Augsburg College, Series 6J1, 5.00%, 5/1/28	200,000	206,942
Higher Education Facilities, Bethel University, Series 6R, 5.50%, 5/1/24	500,000	533,845
Higher Education Facilities, Macalester College, Series 7-S,
3.25%, 5/1/36 «	1,000,000	1,003,320
4.00%, 5/1/43 «	400,000	426,488
Higher Education Facilities, University of St. Thomas,
5.00%, 10/1/39, Series 7A	1,000,000	1,141,320
5.25%, 4/1/39, Series 6X	300,000	339,330
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series 2006-A, 5.00%, 12/1/36	510,000	506,476
St. Paul Housing & Redevelopment Authority, Nova Classical Academy, Series 2011-A, 6.38%, 9/1/31	450,000	498,600
University of Minnesota, Series 2011-A, 5.25%, 12/1/29	1,000,000	1,248,460
Woodbury City Charter School Lease, Series A, 5.00%, 12/1/43	100,000	102,292

		6,485,184

General Obligations — 10.2%
Crow Wing County Jail, Series B (NATL), 5.00%, 2/1/21	550,000	596,046
Fertile City Economic Development Authority, Series A, 4.00%, 12/1/39	280,000	299,292
Hennepin County, Series D, 5.00%, 12/1/25	1,000,000	1,159,130
Puerto Rico Commonwealth, Series A, 5.00%, 7/1/28	350,000	364,224

		2,418,692

Healthcare Revenue — 39.0%
Center City Health Care Facilities, Hazelden Foundation Project, 5.00%, 11/1/41	200,000	220,874
Cuyuna Range Hospital District, Health Facilities, Series 2005, 5.50%, 6/1/35	400,000	406,616
Maple Grove Health Care Facilities, North Memorial Health Care, 5.00%, 9/1/35	210,000	216,017
Marshall Medical Center, Weiner Medical Center Project, Series A, (Pre-refunded 11/1/13 @ 100), 5.35%, 11/1/17 ♦	350,000	364,469
Minneapolis & St. Paul Housing & Redevelopment Authority, HealthPartners Obligated Group Project, Series 2003, 5.88%, 12/1/29	750,000	778,147
Minneapolis Health Care Facilities, Walker Campus Project, 4.75%, 11/15/28 ¥	450,000	465,152
Minneapolis Health Care Systems, Fairview Health Services, Series A, 6.63%, 11/15/28	850,000	1,037,705
Minneapolis Health Care Systems, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	525,000	660,098
Minnesota Agricultural & Economic Development Board, Fairview Health Care System, Series A, 6.38%, 11/15/29	25,000	25,062
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series C, 6.20%, 12/1/22 ¥	400,000	400,808
New Hope Housing & Health Care Facility, Masonic Home North Ridge, Series 1999, 5.75%, 3/1/15 ¥	400,000	400,700
Prior Lake Senior Housing, Shepard’s Path Senior Housing, Series B, 5.70%, 8/1/36	200,000	202,554
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Series 2004, 5.10%, 9/1/25	500,000	513,885
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series 2009, 5.75%, 7/1/39	705,000	810,976
St. Paul Housing & Redevelopment Authority, Allina Health System, Series A-1, 5.25%, 11/15/29	450,000	515,511
St. Paul Housing & Redevelopment Authority, HealthEast Project, Series 2005, 6.00%, 11/15/30	200,000	212,314
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33 ¥	454,599	472,424
St. Paul Housing & Redevelopment Authority, Regions Hospital,
5.25%, 5/15/18	500,000	501,240
5.30%, 5/15/28	170,000	170,248
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A, 5.25%, 10/1/42	250,000	253,065

MINNESOTA MUNICIPAL INCOME FUND II	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	PAR	FAIR VALUE ¶
St. Paul Port Authority, HealthEast Midway Campus, Series A, 5.75%, 5/1/25	$600,000	$628,482

		9,256,347

Housing Revenue — 34.8%
Minneapolis Housing, Keeler Apartments Project, Series A, 5.00%, 10/1/37	300,000	300,873
Minneapolis Multifamily Housing, Seward Towers Project, Series 2003 (GNMA), 5.00%, 5/20/36	1,190,000	1,222,701
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed City Living, Series A4 (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	66,390	68,555
Minnesota Housing Finance Agency, Homeownership Finance, Series D (FHLMC) (FNMA) (GNMA), 4.70%, 1/1/31	100,000	113,837
Minnesota Housing Finance Agency, Nonprofit Housing, State Appropriation, Series 2011, 5.00%, 8/1/31	1,000,000	1,172,470
Minnesota Housing Finance Agency, Rental Housing, Series 2011A, 5.45%, 8/1/41	1,700,000	1,932,339
Minnesota Housing Finance Agency, Residential Housing, Series B (AMT), 5.65%, 7/1/33	35,000	36,839
Minnesota Housing Finance Agency, Residential Housing (AMT),
4.70%, 7/1/27, Series D	915,000	955,443
4.85%, 7/1/38, Series I	10,000	10,332
Minnesota Housing Finance Agency, Series E, 5.10%, 1/1/40	860,000	935,645
Moorhead Economic Development Authority, Housing Development Eventide Project, Series A, 5.15%, 6/1/29	300,000	301,500
Moorhead Senior Housing, Sheyenne Crossing Project, Series 2006, 5.65%, 4/1/41 ¥	330,000	335,531
St. Paul Housing & Redevelopment Authority, Senior Housing & Health Care, Series A, 5.15%, 11/1/42 ¥	100,000	101,680
St. Paul Multifamily Housing, Selby Grotto Housing Project, Series 2003 (AMT) (FHA) (GNMA), 5.50%, 9/20/44	655,000	663,345
Wayzata Senior Housing Revenue, Folkestone Senior Living Community, Series 2012A, 6.00%, 5/1/47	110,000	118,203

		8,269,293

Industry Development Revenue — 3.0%
St. Paul Port Authority, Solid Waste Disposal, Series 7 (AMT), 4.50%, 10/1/37	700,000	715,610

Leasing Revenue — 15.7%
Andover Economic Development Authority, Public Facility, Community Center, Series 2004 (Crossover Refunded 2/1/14 @ 100),
5.13%, 2/1/24 z	295,000	309,130
5.13%, 2/1/24 z	205,000	214,820
Duluth Capital Appreciation Independent School District Number 709, Series A, Certificate of Participation, Zero Coupon Bond (MSDCEP), 3.31%, 2/1/28 °	600,000	345,078
Otter Tail County Housing & Redevelopment Authority, Building Lease, Series A (Pre-refunded 2/1/13 @ 100), 5.00%, 2/1/19 ♦	525,000	529,221
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, Series 2008, 5.00%, 12/1/32	100,000	109,616
St. Paul Port Authority, Office Building Facility, Robert Street, Series 2002-9, 5.25%, 12/1/27	1,000,000	1,003,510
State of Minnesota General Fund, Series B, 3.00%, 3/1/30	800,000	817,536
Washington County Housing & Redevelopment Authority, Lower St. Croix Valley Fire Protection, 5.13%, 2/1/24	400,000	401,360

		3,730,271

Miscellaneous Revenue — 13.9%
Seaway Port Authority of Duluth, Cargill Incorporated Project, Series 2004, 4.20%, 5/1/13	500,000	506,650
St. Paul Housing & Redevelopment Authority, Parking Facilities Project, Series A, 5.00%, 8/1/30	340,000	394,053
Tobacco Securitization Authority, Series B, 5.25%, 3/1/31	2,125,000	2,392,771

		3,293,474

Recreation Authority Revenue — 1.5%
Moorhead Golf Course, Series B, 5.88%, 12/1/21 ¥	355,000	355,270

Tax Revenue — 0.6%
Minneapolis Tax Increment, Village at St. Anthony Falls Project, Series 2005, 5.65%, 2/1/27 ¥	150,000	150,947

Transportation Revenue — 2.1%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (NATL) (Pre-refunded 1/1/13 @ 100), 5.00%, 1/1/19 ♦	500,000	502,060

Utility Revenue — 10.5%
Chaska Electric, Series A,

MINNESOTA MUNICIPAL INCOME FUND II	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	PAR	FAIR VALUE ¶
5.00%, 10/1/30	$500,000	$543,745
6.10%, 10/1/30	10,000	10,041
Northern Municipal Power Agency, Minnesota Electric System, Series A (AGC),
5.00%, 1/1/18	300,000	358,209
5.00%, 1/1/20	250,000	294,975
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 6.00%, 7/1/38	600,000	635,490
Puerto Rico Electric Power Authority, Series VV (NATL), 5.25%, 7/1/29	520,000	575,520
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (NATL),
3.17%, 1/1/26 °	100,000	66,260
3.24%, 1/1/27 °	5,000	3,180

		2,487,420

Total Municipal Long-Term Investments
(Cost: $35,646,813)		38,432,533

Total Investments ▲— 161.8%
(Cost: $35,646,813)		38,432,533

Preferred Shares at Liquidation Value — (54.8)%		(13,000,000)

Other Assets and Liabilities, Net — (7.0)%		(1,673,632)

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$23,758,901

MINNESOTA MUNICIPAL INCOME FUND II	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

Minnesota Municipal Income Fund II (MXN)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of November 30, 2012, the fund held no internally fair valued securities.

«	Security purchased on a when-issued basis. On November 30, 2012, the total cost of investments purchased on a when-issued basis was $1,514,280 or 6.4% of total net assets applicable to outstanding common shares.

♦	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2012, the fair value of these investments was $2,682,512 or 11.3% of total net assets applicable to outstanding common shares.

z	Crossover refunded securities are typically backed by the credit of the refunding issuer, which secures the timely payment of principal and interest. These bonds mature at the call date and price indicated.

°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2012.

▲	On November 30, 2012, the cost of investments for federal income tax purposes was approximately $35,646,813. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,810,683
Gross unrealized depreciation	(24,963)

Net unrealized appreciation	$2,785,720

AGC - Assured Guaranty Corporation

AMT - Alternative Minimum Tax. As of November 30, 2012, the aggregate fair value of securities subject to the AMT was $2,991,059, which represents 12.6% of total net assets applicable to common shares.

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MSDCEP - Minnesota School District Credit Enhancement Program

NATL - National Public Finance Guarantee Corporation

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

MINNESOTA MUNICIPAL INCOME FUND II	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

Minnesota Municipal Income Fund II (MXN)

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2012, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$38,432,533	$—	$38,432,533

Total Investments	$—	$38,432,533	$—	$38,432,533

During the period ended November 30, 2012, the fund recognized no transfers between fair value levels.

MINNESOTA MUNICIPAL INCOME FUND II	2012 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 28, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	January 28, 2013